Financial Assets - Summary of Securities at Fair Value through Profit or Loss (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		¥ 138,717	¥ 136,809
Fair value [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss	[1]	138,717	136,809
Fair value [member] | Debt securities [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		88,003	82,891
Fair value [member] | Debt securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		39,145	26,776
Fair value [member] | Debt securities [member] | Listed in Hong Kong, PRC [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		108
Fair value [member] | Debt securities [member] | Listed overseas [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		202	292
Fair value [member] | Debt securities [member] | Unlisted [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		48,548	55,823
Fair value [member] | Debt securities [member] | Government bonds [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		118	2,081
Fair value [member] | Debt securities [member] | Government agency bonds [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		6,760	9,084
Fair value [member] | Debt securities [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		79,774	66,915
Fair value [member] | Debt securities [member] | Others [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		1,351	4,811
Fair value [member] | Equity securities [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		50,714	53,918
Fair value [member] | Equity securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		31,962	39,442
Fair value [member] | Equity securities [member] | Listed in Hong Kong, PRC [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		97	79
Fair value [member] | Equity securities [member] | Listed overseas [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		6,552	7,187
Fair value [member] | Equity securities [member] | Unlisted [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		12,103	7,210
Fair value [member] | Equity securities [member] | Funds [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		13,967	9,892
Fair value [member] | Equity securities [member] | Wealth management products [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		1,506
Fair value [member] | Equity securities [member] | Common stocks [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		¥ 35,241	¥ 44,026

[1]	The estimates and judgements to determine the fair value of financial assets are described in Note 3.2.